May 01, 2017

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica JPMorgan Core Bond VP

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica JPMorgan Core Bond VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.45%	0.45%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.49%	0.74%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica JPMorgan Core Bond VP:

	1 year	3 years	5 years	10 years
Initial Class	$50	$157	$274	$616
Service Class	$76	$237	$411	$918

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Transamerica Madison Diversified Income VP

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Madison Diversified Income VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.73%	0.73%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.79%	1.04%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Madison Diversified Income VP:

	1 year	3 years	5 years	10 years
Initial Class	$81	$252	$439	$978
Service Class	$106	$331	$574	$1,271

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Transamerica MFS International Equity VP

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica MFS International Equity VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.91%	0.91%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.10%	0.10%
Total annual fund operating expenses	1.01%	1.26%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica MFS International Equity VP:

	1 year	3 years	5 years	10 years
Initial Class	$103	$322	$558	$1,236
Service Class	$128	$400	$692	$1,523

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Investors Should Retain this Supplement for Future Reference

August 1, 2017